STOCK OPTIONS (Details) - Employee Stock Option [Member] - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2016	Dec. 31, 2016
February 17, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	5 years	5 years 4 months 20 days
Risk free rate	1.59%	1.59%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Expected volatility	114.00%	114.00%
Grant date fair value fair value	$ 136,613	$ 136,613
July 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years 4 months 6 days	4 years 9 months
Risk free rate	1.59%	1.59%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Expected volatility	114.00%	114.00%
Grant date fair value fair value	$ 1,259,487	$ 1,259,487
June 20, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	6 years 3 months 25 days	4 years 8 months 19 days
Risk free rate	1.59%	1.59%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Expected volatility	114.00%	114.00%
Grant date fair value fair value	$ 118,957	$ 118,957
April 11, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years 1 month 20 days	4 years 6 months
Risk free rate	1.59%	1.59%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Expected volatility	114.00%	114.00%
Grant date fair value fair value	$ 230,930	$ 230,930
November 24 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	7 years	6 years 1 month 24 days
Risk free rate	1.59%	1.59%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Expected volatility	114.00%	114.00%
Grant date fair value fair value	$ 694,384	$ 694,384
December 14, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	7 years	6 years 2 months 16 days
Risk free rate	1.59%	1.59%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Expected volatility	114.00%	114.00%
Grant date fair value fair value	$ 1,260,437	$ 1,260,437
April 21, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate		1.59%
Dividend yield		0.00%
Forfeiture rate		0.00%
Expected volatility		114.00%
Grant date fair value fair value		$ 2,582,890
April 21, 2016 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		9 months 14 days
April 21, 2016 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		9 years 3 months
April 26, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		6 years 6 months 25 days
Risk free rate		1.59%
Dividend yield		0.00%
Forfeiture rate		0.00%
Expected volatility		114.00%
Grant date fair value fair value		$ 213,750
August 8, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		6 years 10 months 10 days
Risk free rate		1.59%
Dividend yield		0.00%
Forfeiture rate		0.00%
Expected volatility		114.00%
Grant date fair value fair value		$ 652,068